Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of contingent liabilities [abstract]
Schedule of capital commitments and contingent liabilities

	2025	2024
	£m	£m
Future capital expenditure
Contracted for but not provided	5,017	3,329
Energy purchase commitments[1]
Less than 1 year	1,265	1,244
In 1 to 2 years	1,259	982
In 2 to 3 years	1,147	1,062
In 3 to 4 years	1,011	941
In 4 to 5 years	927	866
More than 5 years	8,271	9,080
	13,880	14,175
Guarantees
Guarantee of subleases for US properties (expire up to 2037)	66	67
Guarantees of certain obligations of Eastern Green Link Joint Operations (various expiry dates)	2,296	2,465
Guarantees of certain obligations of Grain LNG (expected expiry 2025)	20	32
Guarantees of certain obligations of National Grid North Sea Link Limited (various expiry dates)	251	271
Guarantees of certain obligations of St William Homes LLP (various expiry dates)	25	44
Guarantees of certain obligations of National Grid IFA 2 Limited (various expiry dates)	100	121
Guarantees of certain obligations of National Grid Viking Link Limited (expected expiry 2025)	60	243
Other guarantees and letters of credit (various expiry dates)	334	123
	3,152	3,366
1.Energy purchase commitments relate to contractual commitments to purchase electricity or gas that are used to satisfy physical delivery requirements to our customers or for energy that we use ourselves (i.e. normal purchase, sale or usage) and hence are accounted for as ordinary purchase contracts (see note 32(f)). Details of commodity contract derivatives that do not meet the normal purchase, sale or usage criteria, and hence are accounted for as derivative contracts, are shown in note 17(b).